Leases - Additional information (Detail) - Wilco Holdco Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2021
Lessee, Lease, Description [Line Items]
Lease termination charges	$ 4,300
Loss on lease terminations and impairment	(3,863)
Other costs associated with lease terminations	400
Lease liability	52,395			$ 48,182
Increase in operating lease ROU assets and operating lease liabilities	29,300
Related-party lease expense		$ 6,800	$ 6,900
Lease Termination
Lessee, Lease, Description [Line Items]
Lease liability	$ 4,600
Minimum
Lessee, Lease, Description [Line Items]
Operating lease payment term	7 years			7 years
Maximum
Lessee, Lease, Description [Line Items]
Operating lease payment term	10 years			10 years